Leases - Reconciliation of right of use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Beginning Balance	€ 51,394	€ 20,409
Depreciation charge for the year	(8,828)	(7,181)
Additions	3,845	39,727
Derecognition due to lease termination	(233)	(1,311)
Foreign currency effects	191	(250)
Ending Balance	€ 46,369	€ 51,394